UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Updated June 27, 2024

Item 1. Reports to Stockholders.

Even Herd Long Short ETF Tailored Shareholder Report

annual shareholder report March 31, 2026 Even Herd Long Short ETF Ticker: EHLS (Listed on The NASDAQ Stock Market, LLC)

This annual shareholder report contains important information about the Even Herd Long Short ETF (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$372	3.32%

Cumulative Performance

(Initial Investment of $10,000)

Even Herd Long Short ETF - $12,588
S&P 500® Total Return Index - $12,778
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
04/01/2024
09/30/2024
03/31/2025
09/30/2025
03/31/2026

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception 4/1/2024
Even Herd Long Short ETF - at NAV	23.90%	12.22%
S&P 500® Total Return Index	17.80%	13.06%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.evenherd.com/ehls for more recent performance information.

How did the Fund perform last year and what drove results?

The Fund generated a net return of 23.90% for the reporting period, outperforming the S&P 500 Total Return Index return of 17.80% by approximately 610 basis points. Net equity exposure remained consistently positive, generally ranging between 55% and 75%.

Drivers of Performance

Markets moved through a full sentiment cycle during the period, beginning with tariff-driven volatility in 2025, followed by a technology-led rally, and ending with a renewed risk-off rotation in the first quarter of 2026. The Fund’s relative momentum framework benefited from sustained leadership in Materials, Utilities, and Energy, with strong contributions from companies tied to real assets and critical infrastructure.

Outperformance was driven primarily by:

• Alignment of the long portfolio with durable sector leadership trends

• An underweight to Technology as leadership narrowed

• Effective short positioning in lagging large-cap Technology and Communication Services names during periods of market stress

The enhanced position clustering framework, implemented at the start of the period, improved portfolio resilience. This was most evident in the first quarter of 2026, when the S&P 500 Total Return Index declined 4.33%, while the Fund returned 6.21%, a spread of approximately 1054 basis points.

Positioning and outlook

The Fund is structured as a core equity holding that seeks to capture upside participation while using short exposure to mitigate drawdowns. It invests exclusively in U.S.-listed equities, maintains positive net exposure at all times, and employs dynamic sector allocation through a proprietary relative momentum system. The portfolio emphasizes diversification, limits single-position concentration, and avoids the use of indices or derivatives.

Even Herd Long Short ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$57,328
Number of Holdings	313
Total Advisory Fee Paid	$643,663
Portfolio Turnover Rate	158%

What did the Fund invest in?

(as of March 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Securities Sold Short

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

^	Represents less than 0.05% of net assets.
Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	14.8
TechnipFMC PLC	1.9
Welltower, Inc.	1.6
Outfront Media, Inc.	1.6
Entergy Corp.	1.6
Diversified Healthcare Trust	1.6
Universal Insurance Holdings, Inc.	1.5
Mercury General Corp.	1.5
Cardinal Health, Inc.	1.5
Solaris Energy Infrastructure, Inc.	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.evenherd.com/ehls.

Fund Changes

There have been no changes.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Even Herd Long Short ETF

	FYE 3/31/2026	FYE 3/31/2025
( a ) Audit Fees	$14,250	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Fund, for engagements directed related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

	FYE 3/31/2026	FYE 3/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$3,100	$495,000	N/A	$498,100
2025	$3,000	N/A	N/A	$3,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2026

Tidal Trust II

Even Herd Long Short ETF	| EHLS	| The Nasdaq Stock Market, LLC

Even Herd Long Short ETF

Schedule of Investments	Even Herd Long Short ETF

March 31, 2026

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 4.8%
Amprius Technologies, Inc. (a)(b)	15,686	$264,466
Embraer SA - ADR (b)	8,484	503,441
Howmet Aerospace, Inc. (b)	1,582	364,588
Kratos Defense & Security Solutions, Inc. (a)(b)	4,320	304,603
Mercury Systems, Inc. (a)(b)	4,221	307,753
Rocket Lab Corp. (a)(b)	6,488	416,659
RTX Corp.	920	177,468
TAT Technologies Ltd. (a)(b)	10,718	435,472
		2,774,450
Agriculture - 1.5%
British American Tobacco PLC - ADR (b)	11,172	653,227
Turning Point Brands, Inc.	1,584	137,475
Village Farms International, Inc. (a)(b)	32,661	92,757
		883,459
Airlines - 0.3%
Latam Airlines Group SA - ADR (b)	3,818	188,762

Apparel - 0.5%
Tapestry, Inc. (b)	1,897	267,686

Auto Manufacturers - 0.8%
Tesla, Inc. (a)(b)	789	293,311
XPeng, Inc. - ADR (a)(b)	9,181	157,087
		450,398
Auto Parts & Equipment - 0.9%
Douglas Dynamics, Inc.	4,144	174,421
Garrett Motion, Inc. (b)	19,091	346,883
		521,304
Banks - 10.3%
Bank First Corp. (b)	1,306	176,388
Bankwell Financial Group, Inc. (b)	11,518	558,853
Citigroup, Inc. (b)	1,986	225,232
Citizens Financial Group, Inc. (b)	13,618	816,672
Credicorp Ltd.	526	178,409
Deutsche Bank AG	4,371	130,168
Esquire Financial Holdings, Inc. (b)	5,307	570,503
Franklin Financial Services Corp. (b)	11,502	587,522
Grupo Cibest SA - ADR (b)	6,551	476,978
HSBC Holdings PLC - ADR (b)	2,795	230,560
Mizuho Financial Group, Inc. - ADR (b)	28,640	227,402
NatWest Group PLC - ADR (b)	11,222	167,208
Red River Bancshares, Inc.	2,037	184,226
Southern First Bancshares, Inc. (a)(b)	8,553	466,139
Third Coast Bancshares, Inc. (a)(b)	4,736	179,163
Toronto-Dominion Bank	1,849	172,530
Western New England Bancorp, Inc.	13,867	179,300
Woori Financial Group, Inc. - ADR (b)	5,524	367,898
		5,895,151

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Even Herd Long Short ETF

March 31, 2026

Beverages - 0.2%
Embotelladora Andina SA - ADR	5,452	137,499

Biotechnology - 1.8%
Argenx SE - ADR (a)	205	149,701
Arrowhead Pharmaceuticals, Inc. (a)(b)	3,114	195,248
AtaiBeckley, Inc. (a)	15,574	55,132
Burning Rock Biotech Ltd. - ADR (a)	2,485	40,033
Incyte Corp. (a)	1,562	147,016
Insmed, Inc. (a)(b)	1,236	202,111
Krystal Biotech, Inc. (a)	676	174,624
Olema Pharmaceuticals, Inc. (a)(b)	5,908	88,088
		1,051,953
Chemicals - 0.6%
CVR Partners LP	2,701	342,136

Coal - 1.2%
Peabody Energy Corp. (b)	16,372	539,457
Warrior Met Coal, Inc.	1,825	169,999
		709,456
Commercial Services - 1.9%
Cadiz, Inc. (a)(b)	24,699	121,272
Laureate Education, Inc. (a)(b)	6,068	211,409
Lincoln Educational Services Corp. (a)(b)	13,431	546,373
NPK International, Inc. (a)	13,129	190,240
		1,069,294
Computers - 1.7%
Lumentum Holdings, Inc. (a)(b)	686	482,093
Matrix IT Ltd.	5,927	163,572
Rigetti Computing, Inc. (a)	44	618
Seagate Technology Holdings PLC (b)	792	310,274
		956,557
Distribution & Wholesale - 0.5%
VSE Corp. (b)	1,420	261,848

Diversified Financial Services - 1.4%
Cboe Global Markets, Inc.	625	175,669
EZCORP, Inc. - Class A (a)	8,138	206,542
Sprott, Inc. (b)	3,002	428,986
		811,197
Electric - 7.3%
Ellomay Capital Ltd. (a)	3,397	82,581
Enlight Renewable Energy Ltd. (a)(b)	9,747	665,330
Entergy Corp. (b)	8,281	930,453
Kenon Holdings Ltd. (b)	7,545	621,406
Korea Electric Power Corp. - ADR (a)(b)	44,356	632,073
NRG Energy, Inc. (b)	5,052	738,300
Ormat Technologies, Inc. (b)	4,393	491,665
		4,161,808
Electrical Components & Equipment - 0.4%
Espey Mfg. & Electronics Corp. (b)	4,226	234,205

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Even Herd Long Short ETF

March 31, 2026

Electronics - 4.0%
Allient, Inc. (b)	2,768	163,561
Amphenol Corp. - Class A (b)	1,206	152,378
Bel Fuse, Inc. - Class A (b)	1,069	192,634
Celestica, Inc. (a)(b)	1,642	462,518
Mirion Technologies, Inc. (a)(b)	16,365	304,225
OSI Systems, Inc. (a)(b)	1,217	323,126
Sanmina Corp. (a)	994	128,862
TE Connectivity PLC	743	155,302
TTM Technologies, Inc. (a)(b)	3,211	312,816
Vicor Corp. (a)(b)	530	85,330
		2,280,752
Energy - Alternate Sources - 0.6%
Nextpower, Inc. - Class A (a)(b)	2,988	360,203

Engineering & Construction - 2.7%
Comfort Systems USA, Inc. (b)	208	286,830
EMCOR Group, Inc.	256	189,007
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,450	166,358
IHS Holding Ltd. (a)(b)	21,831	179,669
Primoris Services Corp. (b)	1,398	199,970
Sterling Infrastructure, Inc. (a)(b)	1,306	531,895
		1,553,729
Environmental Control - 0.3%
CECO Environmental Corp. (a)(b)	2,761	164,500

Food - 1.8%
G Willi-Food International Ltd. (b)	13,610	343,789
Seaboard Corp.	41	231,815
Seneca Foods Corp. - Class A (a)(b)	1,395	210,812
United Natural Foods, Inc. (a)	4,830	217,640
		1,004,056
Gas - 0.4%
MDU Resources Group, Inc. (b)	11,260	233,307

Healthcare - Products - 1.3%
Alpha Tau Medical Ltd. (a)	25,093	177,408
Brainsway Ltd. - ADR (a)	15,055	200,081
Guardant Health, Inc. (a)(b)	3,258	300,941
Owlet, Inc. (a)	16,390	84,245
		762,675
Healthcare - Services - 2.5%
Alignment Healthcare, Inc. (a)(b)	18,967	334,199
Brookdale Senior Living, Inc. (a)(b)	24,671	337,499
Medpace Holdings, Inc. (a)(b)	271	130,131
Pediatrix Medical Group, Inc. (a)(b)	15,263	326,476
Tenet Healthcare Corp. (a)(b)	1,603	302,502
		1,430,807
Home Furnishings - 0.2%
Zepp Health Corp. - ADR (a)	8,280	98,946

Insurance - 5.1%
Heritage Insurance Holdings, Inc. (a)(b)	12,773	335,291

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Even Herd Long Short ETF

March 31, 2026

Lemonade, Inc. (a)	1,612	101,040
Mercury General Corp. (b)	9,740	858,581
SiriusPoint Ltd. (a)	8,609	185,438
United Fire Group, Inc. (b)	15,756	583,918
Universal Insurance Holdings, Inc. (b)	25,882	884,129
		2,948,397
Internet - 1.8%
Alphabet, Inc. - Class A (b)	2,022	581,446
Opendoor Technologies, Inc. (a)(b)	34,895	163,309
Robinhood Markets, Inc. - Class A (a)(b)	3,795	262,993
		1,007,748
Iron & Steel - 1.5%
ArcelorMittal SA (b)	6,675	346,967
Carpenter Technology Corp. (b)	1,282	505,300
		852,267
Lodging - 0.3%
Travel + Leisure Co.	2,422	167,578

Machinery - Construction & Mining - 0.6%
BWX Technologies, Inc. (b)	803	164,205
Caterpillar, Inc. (b)	284	201,203
		365,408
Machinery - Diversified - 0.2%
Power Solutions International, Inc. (a)(b)	1,930	117,498

Metal Fabricate & Hardware - 0.6%
Mueller Industries, Inc. (b)	3,233	358,217
Xometry, Inc. - Class A (a)	12	490
		358,707
Mining - 8.4%
Agnico Eagle Mines Ltd. (b)	2,006	407,178
Alamos Gold, Inc. - Class A (b)	6,442	286,218
Cameco Corp. (b)	4,988	541,747
Century Aluminum Co. (a)	7,048	413,647
Endeavour Silver Corp. (a)	13,439	125,117
Hudbay Minerals, Inc. (b)	26,004	543,484
Idaho Strategic Resources, Inc. (a)	3,826	122,891
Kinross Gold Corp. (b)	17,719	540,784
Metalla Royalty & Streaming Ltd. (a)	22,356	148,220
Newmont Corp. (b)	2,301	249,083
Pan American Silver Corp. (b)	4,220	230,539
Perpetua Resources Corp. (a)(b)	6,711	188,713
Sibanye Stillwater Ltd. - ADR (b)	15,796	194,607
Skeena Resources Ltd. (a)(b)	13,306	395,454
Standard Lithium Ltd. (a)(b)	40,232	137,191
Taseko Mines Ltd. (a)(b)	35,185	226,943
Western Copper & Gold Corp. (a)(b)	30,014	75,936
		4,827,752
Oil & Gas - 1.8%
Imperial Oil Ltd.	1,431	187,203
Permian Basin Royalty Trust	8,589	184,835
SandRidge Energy, Inc.	16,461	268,479

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Even Herd Long Short ETF

March 31, 2026

Vista Energy SAB de CV - ADR (a)	2,484	187,468
Weatherford International PLC	2,031	192,092
		1,020,077
Oil & Gas Services - 6.4%
Archrock, Inc.	5,458	189,938
Enerflex Ltd.	7,882	164,892
Flotek Industries, Inc. (a)(b)	41,132	698,010
Forum Energy Technologies, Inc. (a)(b)	8,046	471,978
National Energy Services Reunited Corp. (a)(b)	11,401	244,780
Solaris Energy Infrastructure, Inc. (b)	14,642	827,419
TechnipFMC PLC (b)	15,658	1,082,438
		3,679,455
Pharmaceuticals - 3.9%
Amneal Pharmaceuticals, Inc. (a)	13,593	168,961
Cardinal Health, Inc. (b)	3,969	838,689
Elanco Animal Health, Inc. (a)	7,126	170,525
Indivior Pharmaceuticals, Inc. (a)	1,607	48,981
Mirum Pharmaceuticals, Inc. (a)(b)	2,252	208,040
Phibro Animal Health Corp. - Class A (b)	5,509	304,703
Protagonist Therapeutics, Inc. (a)	2,121	223,554
Rhythm Pharmaceuticals, Inc. (a)(b)	2,204	191,682
Xeris Biopharma Holdings, Inc. (a)(b)	18,159	105,322
		2,260,457
Pipelines - 1.8%
DT Midstream, Inc. (b)	3,778	508,783
NGL Energy Partners LP (a)(b)	29,696	366,152
Targa Resources Corp.	730	183,033
		1,057,968
Retail - 1.2%
Casey's General Stores, Inc. (b)	727	529,154
Ross Stores, Inc.	797	172,654
		701,808
Semiconductors - 3.0%
AXT, Inc. (a)	3,937	224,330
Broadcom, Inc. (b)	1,152	356,556
KLA Corp.	137	201,720
Lam Research Corp. (b)	1,324	282,886
Micron Technology, Inc. (b)	1,036	350,002
NVIDIA Corp. (b)	1,625	283,400
		1,698,894
Software - 0.4%
GigaCloud Technology, Inc. - Class A (a)(b)	4,954	224,813

Telecommunications - 4.6%
AST SpaceMobile, Inc. - Class A (a)(b)	5,447	451,393
BK Technologies Corp. (a)(b)	4,106	306,431
Frequency Electronics, Inc. (a)(b)	9,594	424,630
Gilat Satellite Networks Ltd. (a)	7,954	119,469
InterDigital, Inc.	459	138,618
LightPath Technologies, Inc. - Class A (a)(b)	15,292	153,379
Millicom International Cellular SA (b)	6,485	485,986
Viasat, Inc. (a)	4,215	193,047

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Even Herd Long Short ETF

March 31, 2026

Vistance Networks, Inc. (a)	8,279	150,678
Vodafone Group PLC - ADR	12,725	191,129
		2,614,760
Transportation - 2.8%
C.H. Robinson Worldwide, Inc. (b)	679	112,762
Euroseas Ltd. (b)	8,438	564,080
KNOT Offshore Partners LP (b)	50,180	505,815
Teekay Corp. Ltd. (b)	34,335	419,230
		1,601,887
Water - 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (b)	17,940	547,363
TOTAL COMMON STOCKS (Cost $44,644,329)		54,658,975

REAL ESTATE INVESTMENT TRUSTS - 5.4%
CareTrust REIT, Inc. (b)	8,728	319,881
Diversified Healthcare Trust (b)	135,211	897,801
Outfront Media, Inc. (b)	35,193	932,614
Welltower, Inc. (b)	4,774	943,868
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,802,322)		3,094,164

WARRANTS - 0.0% (c)	Contracts
Opendoor Technologies, Inc., Series K, Expires 11/20/2026, Exercise Price $9.00 (a)	387	235
Opendoor Technologies, Inc., Series A, Expires 11/20/2026, Exercise Price $13.00 (a)	387	95
Opendoor Technologies, Inc., Series Z, Expires 11/20/2026, Exercise Price $17.00 (a)	387	91
TOTAL WARRANTS (Cost $0)		421

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 14.8%	Shares
First American Government Obligations Fund - Class X, 3.58% (d)	8,488,211	8,488,211
TOTAL MONEY MARKET FUNDS (Cost $8,488,211)		8,488,211

TOTAL INVESTMENTS - 115.5% (Cost $55,934,862)		66,241,771
Liabilities in Excess of Other Assets - (15.5)%		(8,913,603)
TOTAL NET ASSETS - 100.0%		$57,328,168

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of March 31, 2026 was $42,654,198.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.	6

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2026

COMMON STOCKS - (38.5)%	Shares	Value
Advertising - (0.1)%
WPP PLC - ADR	(4,507)	$(70,084)

Agriculture - (0.1)%
Vital Farms, Inc.	(5,864)	(82,800)

Auto Manufacturers - (0.3)%
Ferrari NV	(472)	(159,748)

Banks - (1.2)%
Commerce Bancshares, Inc.	(3,512)	(172,790)
HDFC Bank Ltd. - ADR	(7,002)	(174,210)
Lakeland Financial Corp.	(2,946)	(169,041)
Pinnacle Financial Partners, Inc.	(2,148)	(185,029)
		(701,070)
Beverages - (0.9)%
Constellation Brands, Inc. - Class A	(1,401)	(210,150)
Diageo PLC - ADR	(1,806)	(134,457)
National Beverage Corp.	(5,106)	(171,817)
		(516,424)
Biotechnology - (0.9)%
Legend Biotech Corp. - ADR	(4,700)	(85,023)
Ultragenyx Pharmaceutical, Inc.	(4,979)	(104,310)
Xencor, Inc.	(15,402)	(185,748)
Zai Lab Ltd. - ADR	(8,202)	(154,280)
		(529,361)
Building Materials - (0.8)%
Carrier Global Corp.	(2,988)	(168,254)
Owens Corning	(1,181)	(127,808)
Tecnoglass, Inc.	(3,270)	(145,679)
		(441,741)
Chemicals - (0.7)%
Axalta Coating Systems Ltd.	(3,458)	(95,787)
Mosaic Co.	(12,463)	(317,806)
		(413,593)
Coal - (0.4)%
Ramaco Resources, Inc. – Class A	(13,042)	(201,629)

Commercial Services - (5.2)%
ABM Industries, Inc.	(3,948)	(152,077)
Afya Ltd. - Class A	(25,058)	(372,612)
BrightView Holdings, Inc.	(14,346)	(169,139)
Distribution Solutions Group, Inc.	(5,900)	(154,816)
H&R Block, Inc.	(5,755)	(182,664)
ICF International, Inc.	(4,683)	(305,753)
Paymentus Holdings, Inc. - Class A	(6,939)	(176,251)
Sezzle, Inc.	(7,324)	(463,536)
StoneCo Ltd. - Class A	(31,212)	(440,713)
Strategic Education, Inc.	(1,788)	(148,332)
Verisk Analytics, Inc.	(782)	(148,385)

The accompanying notes are an integral part of these financial statements.	7

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2026

WillScot Holdings Corp.	(15,888)	(275,816)
		(2,990,094)
Computers - (1.5)%
HP, Inc.	(16,595)	(318,790)
Insight Enterprises, Inc.	(1,041)	(69,758)
KBR, Inc.	(4,729)	(174,311)
Super Micro Computer, Inc.	(13,325)	(303,410)
		(866,269)
Cosmetics & Personal Care - (0.5)%
elf Beauty, Inc.	(1,962)	(118,917)
Prestige Consumer Healthcare, Inc.	(2,820)	(167,141)
		(286,058)
Distribution & Wholesale - (0.6)%
ScanSource, Inc.	(5,057)	(183,569)
Watsco, Inc.	(428)	(155,702)
		(339,271)
Diversified Financial Services - (1.2)%
Blue Owl Capital, Inc. - Class A	(19,903)	(181,714)
Brookfield Asset Management Ltd. - Class A	(4,084)	(181,534)
Cohen & Steers, Inc.	(2,595)	(162,317)
Federal Agricultural Mortgage Corp. - Class C	(1,222)	(181,284)
		(706,849)
Electric - (0.3)%
PG&E Corp.	(9,962)	(175,032)

Electrical Components & Equipment - (0.2)%
Universal Display Corp.	(1,556)	(142,623)

Electronics - (1.2)%
Badger Meter, Inc.	(3,211)	(489,196)
Itron, Inc.	(1,931)	(173,075)
		(662,271)
Energy - Alternate Sources - (0.5)%
Enphase Energy, Inc.	(7,204)	(272,383)

Engineering & Construction - (0.5)%
AECOM	(1,985)	(168,367)
Exponent, Inc.	(1,511)	(98,593)
		(266,960)
Entertainment - (0.6)%
Caesars Entertainment, Inc.	(5,488)	(145,048)
Flutter Entertainment PLC	(943)	(96,139)
Six Flags Entertainment Corp.	(5,544)	(98,406)
		(339,593)
Environmental Control - (0.3)%
Tetra Tech, Inc.	(5,166)	(155,600)

Food - (0.8)%
Albertsons Cos., Inc. - Class A	(9,215)	(157,024)
Conagra Brands, Inc.	(8,693)	(136,654)

The accompanying notes are an integral part of these financial statements.	8

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2026

Simply Good Foods Co.	(10,518)	(150,933)
		(444,611)
Forest Products & Paper - (0.3)%
International Paper Co.	(4,640)	(165,648)

Hand & Machine Tools - (0.3)%
Enerpac Tool Group Corp.	(4,733)	(172,612)

Healthcare - Products - (1.0)%
Azenta, Inc.	(4,641)	(98,064)
Baxter International, Inc.	(9,161)	(153,905)
Enovis Corp.	(5,042)	(114,706)
STAAR Surgical Co.	(10,615)	(198,500)
		(565,175)
Healthcare - Services - (1.4)%
CorVel Corp.	(2,294)	(125,367)
DaVita, Inc.	(1,493)	(229,459)
Elevance Health, Inc.	(583)	(170,674)
Humana, Inc.	(954)	(165,414)
Surgery Partners, Inc.	(7,511)	(89,531)
		(780,445)
Household Products & Wares - (0.2)%
Clorox Co.	(1,331)	(137,932)

Insurance - (3.6)%
AMERISAFE, Inc.	(5,401)	(180,015)
Baldwin Insurance Group, Inc. - Class A	(7,733)	(169,662)
Corebridge Financial, Inc.	(7,307)	(174,345)
Equitable Holdings, Inc.	(4,524)	(167,886)
RLI Corp.	(2,694)	(153,666)
Root, Inc.	(3,939)	(173,986)
Skyward Specialty Insurance Group, Inc.	(12,852)	(561,375)
Trupanion, Inc.	(19,923)	(510,228)
		(2,091,163)
Internet - (3.4)%
Autohome, Inc. - ADR	(5,715)	(99,270)
Cogent Communications Holdings, Inc.	(9,597)	(180,807)
Gen Digital, Inc.	(6,521)	(122,790)
Grindr, Inc.	(50,739)	(613,435)
JD.com, Inc. - ADR	(11,331)	(335,058)
MakeMyTrip Ltd.	(2,331)	(86,923)
Opera Ltd. - ADR	(12,946)	(184,610)
QuinStreet, Inc.	(14,107)	(169,425)
Uber Technologies, Inc.	(2,380)	(171,193)
		(1,963,511)
Investment Companies - (0.3)%
Blackstone Secured Lending Fund	(6,162)	(145,978)

Machinery - Construction & Mining - (0.2)%
NuScale Power Corp.	(9,822)	(106,470)

Machinery - Diversified - (0.6)%
Albany International Corp. - Class A	(3,834)	(200,173)

The accompanying notes are an integral part of these financial statements.	9

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2026

Otis Worldwide Corp.	(2,112)	(162,793)
		(362,966)
Media - (0.9)%
Cable One, Inc.	(1,908)	(174,028)
Liberty Global Ltd. - Class A	(12,954)	(156,614)
News Corp. - Class A	(7,287)	(181,665)
		(512,307)
Miscellaneous Manufacturing - (0.3)%
Avient Corp.	(5,289)	(191,991)

Office - Business Equipment - (0.3)%
Zebra Technologies Corp. - Class A	(697)	(145,729)

Oil & Gas - (1.0)%
Matador Resources Co.	(4,050)	(255,879)
Vitesse Energy, Inc.	(16,491)	(299,477)
		(555,356)
Oil & Gas Services - (0.5)%
Atlas Energy Solutions, Inc.	(21,518)	(282,316)

Pharmaceuticals - (0.2)%
Amphastar Pharmaceuticals, Inc.	(6,753)	(132,291)

Retail - (0.9)%
Asbury Automotive Group, Inc.	(844)	(164,926)
PC Connection, Inc.	(2,900)	(169,534)
Tractor Supply Co.	(3,699)	(167,565)
		(502,025)
Semiconductors - (0.3)%
Alpha & Omega Semiconductor Ltd.	(7,729)	(171,275)

Software - (2.3)%
Appfolio, Inc. - Class A	(925)	(145,984)
AvePoint, Inc.	(13,793)	(131,171)
HubSpot, Inc.	(699)	(170,626)
Intuit, Inc.	(371)	(160,413)
nCino, Inc.	(6,771)	(101,430)
Nutanix, Inc. - Class A	(3,549)	(134,897)
Strategy, Inc. - Class A	(3,866)	(482,477)
		(1,326,998)
Telecommunications - (1.0)%
Harmonic, Inc.	(23,666)	(212,521)
TELUS Corp.	(26,039)	(334,080)
		(546,601)
Transportation - (0.7)%
RXO, Inc.	(16,898)	(247,049)
World Kinect Corp.	(7,232)	(166,842)
		(413,891)
TOTAL COMMON STOCKS (Proceeds $25,323,441)		(22,036,744)

The accompanying notes are an integral part of these financial statements.	10

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2026

REAL ESTATE INVESTMENT TRUSTS - (2.7)%
Alexandria Real Estate Equities, Inc.	(3,436)	(159,499)
American Homes 4 Rent - Class A	(6,127)	(171,066)
Cousins Properties, Inc.	(7,067)	(159,502)
Douglas Emmett, Inc.	(14,263)	(134,358)
Healthpeak Properties, Inc.	(10,542)	(173,205)
Highwoods Properties, Inc.	(15,969)	(341,896)
Rayonier, Inc.	(7,853)	(161,929)
Rexford Industrial Realty, Inc.	(8,134)	(266,226)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,845,090)		(1,567,681)

TOTAL SECURITIES SOLD SHORT (Proceeds $27,168,531)		$(23,604,425)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.	11

Statement of Assets and Liabilities	Even Herd Long Short ETF

March 31, 2026

ASSETS:
Investments, at value (Note 2)	$66,241,771
Deposit at broker for securities sold short	14,763,116
Receivable for investments sold	855,528
Dividends receivable	88,146
Interest receivable	60,279
Segregated cash for securities sold short	44,184
Dividend tax reclaims receivable	746
Total assets	82,053,770

LIABILITIES:
Securities sold short, at value (Note 2)	23,604,425
Payable for investments purchased	987,302
Dividends payable	71,463
Payable to Adviser (Note 4)	57,705
Interest payable	3,541
Payable for fund shares redeemed	1,166
Total liabilities	24,725,602
NET ASSETS	$57,328,168

NET ASSETS CONSIST OF:
Paid-in capital	$54,780,479
Total distributable earnings	2,547,689
Total net assets	$57,328,168

Net assets	$57,328,168
Shares issued and outstanding (a)	2,300,000
Net asset value per share	$24.93

COST:
Investments, at cost	$55,934,862

PROCEEDS:
Securities sold short proceeds	$27,168,531

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	12

Statement of Operations	Even Herd Long Short ETF

For the Year Ended March 31, 2026

INVESTMENT INCOME:
Dividend income	$840,571
Less: issuance fees	(7,580)
Less: dividend withholding taxes	(19,761)
Interest income	715,978
Total investment income	1,529,208

EXPENSES:
Interest expense	685,719
Investment advisory fee (Note 4)	643,663
Dividend expense	527,499
Total expenses	1,856,881
NET INVESTMENT INCOME/(LOSS)	(327,673)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,370,535)
In-kind redemptions	8,974,558
Securities sold short	(4,478,459)
Net realized gain (loss)	2,125,564
Net change in unrealized appreciation (depreciation) on:
Investments	7,924,953
Securities sold short	1,921,809
Net change in unrealized appreciation (depreciation)	9,846,762
Net realized and unrealized gain (loss)	11,972,326
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$11,644,653

The accompanying notes are an integral part of these financial statements.	13

Statements of Changes in Net Assets	Even Herd Long Short ETF

	Year ended	Year ended
	March 31, 2026	March 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(327,673)	$61,486
Net realized gain (loss)	2,125,564	(3,941,185)
Net change in unrealized appreciation (depreciation)	9,846,762	4,024,253
Net increase (decrease) in net assets from operations	11,644,653	144,554

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(539,211)
Total distributions to shareholders	–	(539,211)

CAPITAL TRANSACTIONS:
Shares sold	17,880,442	51,019,630
Shares redeemed	(20,885,127)	(1,950,108)
ETF transaction fees (Note 8)	1,543	11,792
Net increase (decrease) in net assets from capital transactions	(3,003,142)	49,081,314

NET INCREASE (DECREASE) IN NET ASSETS	8,641,511	48,686,657

NET ASSETS:
Beginning of the period	48,686,657	–
End of the period	$57,328,168	$48,686,657

SHARES TRANSACTIONS
Shares sold	770,000	2,510,000
Shares redeemed	(890,000)	(90,000)
Total increase (decrease) in shares outstanding	(120,000)	2,420,000

(a)	Inception date of the Fund was April 1, 2024.

The accompanying notes are an integral part of these financial statements.	14

Financial Highlights	Even Herd Long Short ETF

For a share outstanding throughout the years presented

	Year ended	Year ended
	March 31,	March 31,
	2026	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.12	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.13)	0.03
Net realized and unrealized gain (loss) on investments(c)	4.94	0.31
Total from investment operations	4.81	0.34

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.23)
Total distributions	–	(0.23)

ETF transaction fees per share	0.00 (d)	0.01
Net asset value, end of period	$24.93	$20.12

TOTAL RETURN(e)	23.90%	1.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,328	$48,687
Ratio of expenses to average net assets (f)	3.32%	2.60%
Ratio of dividend and interest expenses to average net assets(f)	2.17%	1.45%
Ratio of operational expenses to average net assets excluding dividend and interest expenses(f)	1.15%	1.15%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	0.13%
Portfolio turnover rate(e)(g)	158%	423%

(a)	Inception date of the Fund was April 1, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	15

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

NOTE 1 – ORGANIZATION

The Even Herd Long Short ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Even Herd, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on April 1, 2024.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,658,975	$–	$–	$54,658,975
Real Estate Investment Trusts	3,094,164	–	–	3,094,164
Warrants	421	–	–	421
Money Market Funds	8,488,211	–	–	8,488,211
Total Investments	$66,241,771	$–	$–	$66,241,771

Liabilities:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$(22,036,744)	$–	$–	$(22,036,744)
Real Estate Investment Trusts	(1,567,681)	–	–	(1,567,681)
Total Investments	$(23,604,425)	$–	$–	$(23,604,425)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of March 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as Income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest expense is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends, if any, has been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which The NASDAQ or The New York Stock Exchange is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2026, the following reclassification adjustments were made:

Total Distributable
Earnings/(Accumulated
Paid-In Capital	Losses)
$8,478,299	$(8,478,299)

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.	Short Sales. The Fund engages in short sales as part of its principal investment strategy. The Sub-Adviser employs a proprietary algorithm to identify equity securities exhibiting downward momentum and takes short positions in those securities. The Fund’s short exposure will generally range from 10% to 90% of its assets, and its net equity exposure, defined as the value of its long positions minus its short positions, will generally range from 10% to 90% net long. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Short Sale Risks. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing, which may negatively impact performance. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Momentum Investing Risk. Securities that have previously exhibited price momentum may be more volatile than a broad cross-section of securities and their returns may be less than the returns of the overall stock market or other styles of investing. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 1.15%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the year ended March 31, 2026 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for  the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.05% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all or a portion of expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC ("Tidal"), a Tidal Financial Group company and an affiliate of the Adviser.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

Tidal serves as the Fund’s administrator and, in that capacity, performs various administrative, compliance and management services (other than investment advisory services) for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, management services (other than investment advisory services) and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, and in-kind transactions were $100,412,425 and $89,438,309, respectively.

For the year ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

For the year ended March 31, 2026, in-kind transactions associated with creations and redemptions were $3,734,192 and $20,127,313, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

Distributions paid from:	March 31, 2026	March 31, 2025
Ordinary Income	$-	$539,211

As of the year ended March 31, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Investments, at cost(a)	$29,165,636
Gross tax unrealized appreciation	15,774,454
Gross tax unrealized depreciation	(2,302,744)
Net tax unrealized appreciation (depreciation)	13,471,710
Undistributed ordinary income (loss)	531,423
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(11,455,444)
Total distributable earnings/(accumulated losses)	$2,547,689

(a) The differences between book and tax-basis cost of investments is primarily attributable to the treatment of grantor trusts, wash sales and PFICs adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the year ended March 31, 2026, the Fund had not elected to defer any post-October losses and did not defer any late-year losses.

As of the year ended March 31, 2026, the Fund had a short-term capital loss carryover of $11,455,444, which does not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on The NASDAQ. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the fund, may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2026

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent
Registered Public Accounting Firm	Even Herd Long Short ETF

To the Shareholders of Even Herd Long Short ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Even Herd Long Short ETF (the “Fund”), a series of Tidal Trust II, as of March 31, 2026, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

Additional Information (Unaudited)	Even Herd Long Short ETF

March 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Even Herd Long Short ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026, were as follows:

Even Herd Long Short ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended March 31, 2026, were as follows:

Even Herd Long Short ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement between the Trust, on behalf of the Even Herd Long Short ETF (the “Even Herd ETF”) and the Adviser (the “Even Herd Advisory Agreement”), the Board, including a majority of the Independent Trustees voting separately, hereby determines that the terms of the Even Herd Advisory Agreement continue to be fair and reasonable and in the best interests of the Even Herd ETF and its shareholders; and

●	the Sub-Advisory Agreement between the Adviser and Even Herd, LLC, on behalf of the Even Herd Long Short ETF (the “Even Herd Sub-Advisory Agreement”), the Board, including a majority of the Independent Trustees voting separately, hereby determines that the terms of the Even Herd Sub-Advisory Agreement continues to be fair and reasonable and in the best interests of the Even Herd Long Short ETF and its shareholders;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of the Fund’s performance track record as of May 30, 2025, is provided below:

The Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

The Board noted that the Fund’s unitary fee was above the peer group median and the net expense ratio was below the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that if the Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as the Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 8, 2026

* Print the name and title of each signing officer under his or her signature.